Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

15) Accrued Expenses

The following table presents accrued expenses as of December 31, 2014 and 2013:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Operating expenses	$1,035	$808
Interest expenses	1,700	1,599
Other finance expenses	—	235

Total accrued expenses	$2,735	$2,642